Administrative Expenses - Schedule of Administration Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administration expenses [abstract]
Administrative expenses	$ (180,479)	$ (181,514)	$ (177,919)
Maintenance and repair of fixed assets	(33,288)	(32,637)	(35,213)
Insurance payments	(18,320)	(17,428)	(16,389)
Office supplies	(1,315)	(1,756)	(1,679)
IT and communications expenses	(55,436)	(53,839)	(47,878)
Utilities and other services	(3,545)	(3,931)	(4,558)
Security and transportation of securities services	(5,694)	(6,754)	(5,232)
Representation and personnel travel expenses	(846)	(1,263)	(3,345)
Legal and notarial expenses	(19,419)	(21,675)	(20,384)
Technical report fees	(21,865)	(13,180)	(13,647)
Professional services fees	(1,581)	(1,629)	(1,656)
Fines	(211)	(133)	(1,947)
ATM maintenance and management services	(1,057)	(2,460)	(2,436)
Temporary external services	(576)	(372)	(1,032)
Postage and mailing expenses	(1,891)	(1,752)	(1,110)
Internal events	(566)	(330)	(648)
Commercial programs		(706)	(1,246)
Credit card management services	(1,892)	(1,180)	(4,051)
Other administrative expenses	(12,977)	(20,489)	(15,468)
Subcontracted services	(30,354)	(28,539)	(22,134)
Data processing	(11,237)	(10,929)	(12,990)
Products sales	(1,371)	(865)
Others	(17,746)	(16,745)	(9,144)
Board of Directors compensation	(1,358)	(1,310)	(1,350)
Marketing and advertising	(12,937)	(11,914)	(13,353)
Real estate taxes, contributions and levies	(32,842)	(34,476)	(34,125)
Real estate taxes	(305)	(347)	(286)
Patents	(1,361)	(1,353)	(1,206)
Other taxes	22,191	23,660	24,467
Contributions to SBIF	(8,985)	(9,116)	(8,166)
Totals	$ (257,970)	$ (257,753)	$ (248,881)